UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number  811-21866
Highland Funds I

(Exact name of registrant as specified in charter)
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
NexBank Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: (877) 665-1287
Date of fiscal year end: August 31
Date of reporting period: November 30, 2008
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedules of Investments are attached herewith.
INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2008	Highland Long/Short Equity Fund

Shares		Value ($)
Common Stocks — 58.1%

CONSUMER DISCRETIONARY — 3.1%
40,735	EchoStar Corp., Class A (a)	695,346

ENERGY — 2.1%
34,287	KBR, Inc	472,132

FINANCIAL — 4.1%
13,996	Lazard Ltd., Class A	437,515
37,521	TFS Financial Corp.	481,394

		918,909

HEALTHCARE — 15.5%
14,189	DaVita, Inc. (a)	712,997
54,397	Enzon Pharmaceuticals, Inc. (a)	267,089
96,615	Mylan, Inc. (a)	909,147
64,450	Salix Pharmaceuticals, Ltd. (a)	522,045
41,082	Schering-Plough Corp.	690,588
35,667	WellCare Health Plans, Inc. (a)	319,576

		3,421,442

INFORMATION TECHNOLOGY — 14.0%
17,002	Affiliated Computer Services, Inc., Class A (a)	687,731
49,430	Cogent, Inc. (a)	664,339
3,722	Dun & Bradstreet Corp./The	297,760
22,382	FormFactor, Inc. (a)	302,829
33,440	Macrovision Solution Corp. (a)	393,254
67,273	OmniVision Technologies, Inc. (a)	403,638
4,981	Priceline.com, Inc. (a)	343,689

		3,093,240

RETAIL — 8.6%
8,301	Advance Auto Parts, Inc.	252,018
13,230	Coach, Inc. (a)	236,818
22,229	CVS Caremark Corp.	643,085
23,036	Mens Warehouse, Inc./The	245,103
31,602	Rent-A-Center, Inc. (a)	518,589

		1,895,613

SERVICE — 8.7%
17,511	Brink’s Co./The	381,214
10,611	FTI Consulting, Inc. (a)	581,907
17,276	John Wiley & Sons, Inc., Class A	621,246
17,811	Navigant Consulting, Inc. (a)	336,806

		1,921,173

WIRELESS COMMUNICATIONS — 2.0%
261,201	ICO Global Communications Holdings, Ltd. (a)	444,043

	Total Common Stocks (Cost $14,447,070)	12,861,898

Total Investments — 58.1% (cost of $14,447,070)(c)		12,861,898

Other Assets & Liabilities, Net — 41.9%		9,270,079

Net Assets — 100.0%		22,131,977

$16,020,978 in cash was segregated or on deposit with the brokers to cover investments sold short outstanding as of November 30, 2008 and is included in “Other Assets & Liabilities, Net”:

Short Sales — 44.8%

CONSUMER DISCRETIONARY — 3.1%
4,981	Acuity Brands, Inc.	134,288
11,049	Consumer Discretionary Select Sector SPDR Fund, ETF	227,941
11,000	DISH Network Corp., Class A (b)	121,880
6,210	Fuel Systems Solutions, Inc. (b)	214,804

		698,913

CONSUMER STAPLES — 0.5%
7,902	Constellation Brands, Inc., Class A (b)	100,830

FINANCIAL — 11.8%
15,572	Astoria Financial Corp.	287,459
7,293	Capital One Financial Corp.	250,952
22,191	Cathay General Bancorp	455,359
43,637	CBIZ, Inc. (b)	350,405
17,733	Leucadia National Corp.	346,680
43,590	Pacific Capital BanCorp	688,722
6,901	T. Rowe Price Group, Inc.	236,083

		2,615,660

HEALTHCARE — 6.6%
18,105	Cross Country Healthcare, Inc. (b)	157,695
2,200	Express Scripts, Inc. (b)	126,522
24,951	Hill-Rom Holdings, Inc.	512,494
9,738	IDEXX Laboratories, Inc. (b)	301,002
1,800	Laboratory Corporation of America Holdings (b)	114,048
4,800	Masimo Corp. (b)	130,992
7,000	Mentor Corp.	113,050

		1,455,803

HOUSING — 4.0%
4,205	AvalonBay Communities, Inc.,	255,117
7,071	BRE Properties, Inc.,	207,605
3,404	Essex Property Trust, Inc.,	294,344
6,800	Realty Income Corp.	137,292

		894,358

INFORMATION TECHNOLOGY — 4.3%
1,328	Apple, Inc. (b)	123,066
7,660	FactSet Research Systems, Inc.	306,400
8,115	Iron Mountain, Inc. (b)	176,339
6,500	Jack Henry & Associates, Inc.	119,665
2,167	ManTech International Corp., Class A (b)	117,928
10,333	National Semiconductor Corp.	113,663

		957,061

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of November 30, 2008	Highland Long/Short Equity Fund

Shares		Value ($)
Short Sales (continued)

MANUFACTURING — 4.4%
6,868	Donaldson Co., Inc.	235,023
4,942	Graco, Inc.	106,055
8,714	Kaydon Corp.	268,827
13,667	Kennametal, Inc.	255,573
4,042	Pentair, Inc.	100,484

		965,962

RETAIL — 3.4%
24,345	99 Cents Only Stores (b)	262,439
8,061	Ross Stores, Inc.	213,617
7,457	Tractor Supply Co. (b)	286,200

		762,256

SERVICE — 4.9%
4,100	Computer Programs and System, Inc.	114,718
7,637	CyberSource Corp. (b)	70,871
8,005	Global Payments, Inc.	289,541
7,751	Heartland Payment Systems, Inc.	133,162
3,100	Medco Health Solutions, Inc. (b)	130,200
4,157	National Instruments Corp.	100,225
11,325	Pegasystems, Inc.	134,201
3,000	Ryder System, Inc.	107,730

		1,080,648

TRANSPORTATION — SHIPPING — 1.8%
18,226	Knight Transportation, Inc.	287,242
26,884	YRC Worldwide, Inc. (b)	106,997

		394,239

Total Investments sold short (Proceeds $10,089,316)		9,925,730

$8,000 in cash was segregated or on deposit with the brokers to cover written options outstanding as of November 30, 2008 and is included in “Other Assets & Liabilities, Net”:

Options Contracts

Written Put Options (d) — 0.0%
25	FTI Consulting, Inc., Strike Price $40.00, Expiration 12/20/08	875

	Total Written Put Options (Cost $7,925)	875

(a)	Non-income producing security.

(b)	No dividend payable on security sold short.

(c)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments and investments sold short outstanding are as follows:

Gross Unrealized appreciation	$1,634,484
Gross Unrealized depreciation	(3,056,070)

Net Unrealized depreciation	$(1,421,586)

(d)	Transactions in written options for the three-month period ended November 30,2008 were as follows:

Number of
	Contracts	Premium

Outstanding, August 31, 2008	—	$—
Call Options Written	—	—
Put Options Written	25	7,925
Call Options Expired	—	—
Put Options Expired	—	—

Outstanding, November 30, 2008	25	$7,925

REIT           Real Estate Investment Trust

See accompanying Notes to Investment Portfolio.

INVESTMENT PORTFOLIO (unaudited)

As of November 30, 2008	Highland Healthcare Fund

Shares		Value ($)
Common Stocks — 95.1%

HEALTHCARE — 95.1%

Managed Healthcare — 9.1%
36,456	Tenet Healthcare Corp. (a)	44,112
4,675	WellPoint, Inc. (a)	166,430

		210,542

Medical Equipment — 66.8%
1,068,076	Genesys Ltd. (a)(b)(c)	1,549,778

Pharmaceuticals — 19.2%
10,293	Teva Pharmaceutical Industries Ltd., SP ADR	444,143

	Total Common Stocks (Cost $1,923,401)	2,204,463

Total Investments — 95.1% (cost of $1,923,401) (d)		2,204,463

Other Assets & Liabilities, Net — 4.9%		113,594

Net Assets — 100.0%		2,318,057

(a)	Non-income producing security.

(b)	Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. Securities with a total aggregate market value of $1,549,778, or 66.8% of net assets, were valued under fair value procedures as of November 30, 2008.

(c)	Affilated issuer. Under Section 2(a)(3) of the 1940 Act, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Genesys Ltd. has a market value of $1,549,778, or 66.8% of net assets, was affiliated as of November 30, 2008.

(d)	Cost basis for U.S. federal income tax purposes is identical to book basis. Unrealized appreciation and depreciation on investments and investments sold short outstanding are as follows:

Gross Unrealized appreciation	$481,702
Gross Unrealized depreciation	(200,640)

Net Unrealized depreciation	$281,062

SP ADR            Sponsored American Depositary Receipt
See accompanying Notes to Investment Portfolio.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
 As of November 30, 2008

Security Valuation:
In computing the Highland Long/Short Equity Fund (formerly known as Highland Equity Opportunities Fund) and the Highland Healthcare Fund (the “Funds’”) net assets attributable to Common Shares, securities with readily available market quotations use those quotations for valuation. When portfolio securities are traded on the relevant day of valuation, the valuation will be the last reported sale price on that day. If there are no such sales on that day, the security will be valued at the mean between the most recently quoted bid and asked prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day will be valued by an independent pricing service. Generally, the Funds’ loan and bond positions, if applicable, are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources. If securities do not have readily available market quotations or pricing service prices, including circumstances under which such are determined not to be accurate or current (including when events materially affect the value of securities occurring between the time when market price is determined and calculation of the Funds’ net asset value), such securities are valued at their fair value, as determined by the Funds’ Board of Trustees (the “Board”) or its designee in good faith in accordance with procedures approved by the Board. In these cases, the Funds’ net asset value will reflect the affected portfolio securities’ value as determined in accordance with procedures approved by the Board instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their net asset values. There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost. Repurchase agreements are valued at cost plus accrued interest. Foreign price quotations are converted to U.S. dollar equivalents using the 4:00 PM London Time Spot Rate.
For more information with regard to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.
FAS 157
The Funds have adopted FAS 157 as of September 1, 2008. The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have any material effect on the Funds’ net asset value. However, the adoption of FAS 157 does require the Funds to provide additional disclosures about the inputs used to develop the measurements and the effect of certain measurements on changes in net assets for the reportable periods as contained in the Funds’ periodic filings. The three levels of the fair value hierarchy established under FAS 157 are described below:
Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Company has access at the date of measurement;
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers; and
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Funds’ own assumptions that market participants would use to price the asset or liability based on the best available information. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Funds’ assets as of November 30, 2008 as follows:

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of November 30, 2008
Highland Long/Short Equity Fund

Investments in
Securities(Market Value)	Total	Level 1		Level 2	Level 3
Portfolio Investments	$12,861,898	$12,861,898		$—	$—
Investments sold short	(9,925,730)	(9,925,730	)*	—	—

Total	$2,936,168	$2,936,168		$—	$—

Other Financial
Instruments
(Market Value) **	Total	Level 1	Level 2	Level 3
Portfolio Investments	$(875)	$(875)	$—	$—

Total	$(875)	$(875)	$—	$—

Highland Healthcare Fund

Investments in
Securities(Market Value)	Total	Level 1	Level 2	Level 3
Portfolio Investments	$2,204,463	$654,865	$—	$1,549,778

Total	$2,204,463	$654,865	$—	$1,549,778

*	Equity Investments sold short

**	Written Options
The Funds did not have any liabilities that were measured at fair value on a recurring basis at November 30, 2008.
The following table presents the Highland Healthcare Fund’s assets measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at August 31, 2008 and at November 30, 2008.

Assets at Fair Value using unobservable inputs (Level 3)	Portfolio Investments
Balance as of August 31, 2008	$1,068,076
Net amortization/(accretion) of premium/(discount)	—
Net realized gains/(losses)	—
Net FX gains/(losses)	—
Net unrealized gains/(losses)	481,702
Net purchases and sales	—

Balance as of November 30, 2008	$1,549,778

The $481,702 of net unrealized gains presented in the table above relate to investments that are still held at November 30, 2008.
Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. As the Highland Healthcare Fund had not adopted FAS 157 as of August 31, 2008, for the three months ended November 30, 2008, the Fund did not transfer any of the Fund’s portfolio investments from Level 2 to Level 3.

NOTES TO INVESTMENT PORTFOLIO (unaudited) (continued)
As of November 30, 2008
Additional Accounting Standards
In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

Item 2. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Highland Funds I

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	January 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James D. Dondero

James D. Dondero, Chief Executive Officer and President
(principal executive officer)

Date	January 26, 2009

By (Signature and Title)*	/s/ M. Jason Blackburn

M. Jason Blackburn, Chief Financial Officer, Treasurer and Secretary
(principal financial officer)

Date	January 26, 2009

*	Print the name and title of each signing officer under his or her signature.